SEGMENT REPORTING (Schdeule of Total Long-Lived Assets excluding Financial Instruments, Intangible Assets and Deferred Tax Assets by Country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 775,338	$ 111,672	¥ 918,815
PRC [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	493,794	71,121	666,852
Singapore [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 281,544	$ 40,551	¥ 251,963